Share-based Awards (Tables)	9 Months Ended
Sep. 30, 2014
Summary of Stock Option Activity
The following table summarizes option activity for the nine months ended September 30, 2014:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2013	2,973,788	$24.20	$9.57

Granted	366,985	$45.82	$14.09
Exercised	(767,606)	$24.24	$9.51
Forfeited	(155,374)	$21.20	$8.74

Outstanding at September 30, 2014	2,417,793	$27.66	$10.32	4.63

Exercisable at September 30, 2014	1,139,201	$25.03	$9.76	3.14

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2014:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2013	1,468,081	$23.45	$9.45

Granted	366,985	$45.82	$14.09
Vested	(450,115)	$23.35	$9.35
Forfeited	(106,359)	$22.33	$9.38

Non vested outstanding at September 30, 2014	1,278,592	$30.00	$10.82

Schedule of Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	September	September
	30,	30,
	2014	2013

Weighted average fair value	$15.51	$12.03

Assumptions:
Expected volatility	31%	41%
Dividend yield	0%	0%
Risk-free interest rate	1.66%	0.83%
Expected life	5 years	5 years

Summary of RSU and PSU Activity
The following table summarizes RSU and PSU activity for the nine months ended September 30, 2014:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2013	353,244	$33.04	2.35	846,459	$27.05	1.77

Granted	346,108	$46.34		494,179	$41.23
Shares vested	-	-		(98,726)	$27.57
Forfeited	(17,877)	$32.11		(59,752)	$31.09

Outstanding at September 30, 2014	681,475	39.76	2.03	1,182,160	$32.63	1.68

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three and nine months ended September 30, 2014 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
	(In thousands)		(In thousands)
Direct costs	$3,661	$2,271	$9,034	$5,283
Selling, general and administrative	2,984	1,851	7,362	4,305

	$6,645	$4,122	$16,396	$9,588